Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

15.	Property, plant and equipment

Property, plant and equipment are measured at acquisition and/or construction cost, less accumulated depreciation and impairment losses (the latter only if applicable). Depreciation is calculated based on the straight-line method over terms that consider the expected useful lives of the assets and their residual values. On December 31, 2025 and December 31, 2024, the Company has no indicators of impairment in its property, plant and equipment.

The estimated costs of dismantling towers and equipment on rented properties are capitalized and depreciated over the estimated useful lives of these assets. The Company recognizes the present value of these costs in property, plant and equipment against the account “provision for future asset decommissioning”. The interest incurred in updating the provision is classified as financial expenses.

Gains and losses on disposal are determined by comparing the amounts of these disposals with the book value at the time of the transaction and are recognized in “other income (expenses), net” in the statement of income.

•	Changes in property, plant and equipment

	Balance in 2024	Additions	Write-offs	Transfers	Balance in 2025

Total cost of property, plant and equipment, gross	75,732,043	5,655,358	(321,965)	-	81,065,436
Commutation/transmission equipment	41,197,166	-	(105,762)	2,384,096	43,475,500
Fiber optic cables	791,983	-	-	6,754	798,737
Leased handsets	4,256,120	1,230	(43,654)	202,756	4,416,452
Infrastructure	7,925,713	-	(19,824)	323,614	8,229,503
Informatics assets	1,806,939	-	(3,814)	9,075	1,812,200
General use assets	1,047,340	-	(1,253)	53,700	1,099,787
Right-of-assets	18,028,112	2,709,339	(146,461)	-	20,590,990
Land	38,084	-	(98)	-	37,986
Construction in progress	640,586	2,944,789	(1,099)	(2,979,995)	604,281

Total accumulated depreciation	(52,916,715)	(5,137,955)	160,685	-	(57,893,985)
Commutation/transmission equipment	(30,962,551)	(2,766,864)	101,577	-	(33,627,838)
Fiber optic cables	(705,143)	(26,317)	-	-	(731,460)
Leased handsets	(3,956,664)	(222,943)	35,910	-	(4,143,697)
Infrastructure	(5,660,027)	(358,057)	18,491	-	(5,999,593)
Informatics assets	(1,748,687)	(25,537)	3,804	-	(1,770,420)
General use assets	(803,591)	(51,091)	903	-	(853,779)
Right-of-assets	(9,080,052)	(1,687,146)	-	-	(10,767,198)
Total property, plant and equipment, net	22,815,328	517,403	(161,280)	-	23,171,451
Commutation/transmission equipment	10,234,615	(2,766,864)	(4,185)	2,384,096	9,847,662
Fiber optic cables	86,840	(26,317)	-	6,754	67,277
Leased handsets	299,456	(221,713)	(7,744)	202,756	272,755
Infrastructure	2,265,686	(358,057)	(1,333)	323,614	2,229,910
Informatics assets	58,252	(25,537)	(10)	9,075	41,780
General use assets	243,749	(51,091)	(350)	53,700	246,008
Right-of-assets	8,948,060	1,022,193	(146,461)	-	9,823,792
Land	38,084	-	(98)	-	37,986
Construction in progress	640,586	2,944,789	(1,099)	(2,979,995)	604,281
	Balance in 2023	Additions	Write-offs	Transfers	Balance in 2024

Total cost of property, plant and equipment, gross	70,343,331	5,978,275	(589,563)	-	75,732,043
Commutation/transmission equipment	38,274,244	-	(97,312)	3,020,234	41,197,166
Fiber optic cables	786,762	-	-	5,221	791,983
Leased handsets	4,082,742	842	(15,341)	187,877	4,256,120
Infrastructure	7,737,385	-	(18,007)	206,335	7,925,713
Informatics assets	1,803,782	-	(4,220)	7,377	1,806,939
General use assets	1,004,301	-	(2,382)	45,421	1,047,340
Right-of-assets	15,973,178	2,506,600	(451,666)	-	18,028,112
Land	38,588	-	(504)	-	38,084
Construction in progress	642,349	3,470,833	(131)	(3,472,465)	640,586

Total accumulated depreciation	(47,931,516)	(5,109,364)	124,165	-	(52,916,715)
Commutation/transmission equipment	(28,413,977)	(2,639,864)	91,290	-	(30,962,551)
Fiber optic cables	(644,978)	(60,165)	-	-	(705,143)
Leased handsets	(3,761,002)	(206,398)	10,736	-	(3,956,664)
Infrastructure	(5,325,647)	(350,734)	16,354	-	(5,660,027)
Informatics assets	(1,715,818)	(36,981)	4,112	-	(1,748,687)
General use assets	(755,528)	(49,736)	1,673	-	(803,591)
Right-of-assets	(7,314,566)	(1,765,486)	-	-	(9,080,052)
Total property, plant and equipment, net	22,411,815	868,911	(465,398)	-	22,815,328
Commutation/transmission equipment	9,860,267	(2,639,864)	(6,022)	3,020,234	10,234,615
Fiber optic cables	141,784	(60,165)	-	5,221	86,840
Leased handsets	321,740	(205,556)	(4,605)	187,877	299,456
Infrastructure	2,411,738	(350,734)	(1,653)	206,335	2,265,686
Informatics assets	87,964	(36,981)	(108)	7,377	58,252
General use assets	248,773	(49,736)	(709)	45,421	243,749
Right-of-assets	8,658,612	741,114	(451,666)	-	8,948,060
Land	38,588	-	(504)	-	38,084
Construction in progress	642,349	3,470,833	(131)	(3,472,465)	640,586

The construction in progress represents the cost of projects in progress related to the construction of networks and/or other tangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets. Since the capitalization criteria set forth in IAS 23 have not been met, the costs of loans are classified as financial expenses in the period in which they are incurred.

The lease rights of use are represented by leased agreements of identifiable assets within the scope of IFRS16. These rights refer to leases of network infrastructure, stores and kiosks, real estate, land (Network) and fiber, as below:

Right of use in leases	Network infrastructure	Shops & kiosks and real estate	Land (Network)	Fiber	Total
Balances on December 31, 2024	4,587,122	1,166,143	2,002,527	1,192,268	8,948,060
Additions (i)	1,251,461	332,877	334,802	790,199	2,709,339
Remeasurement	(95,642)	(3,405)	(31,433)	(15,981)	(146,461)
Depreciation	(745,509)	(177,378)	(294,224)	(470,035)	(1,687,146)
Balances on December 31, 2025	4,997,432	1,318,237	2,011,672	1,496,451	9,823,792

Right of use in leases	Network infrastructure	Shops & kiosks and real estate	Land (Network)	Fiber	Total
Balances on December 31, 2023	4,677,149	833,391	2,351,707	796,365	8,658,612
Additions (i)	879,180	514,188	227,158	886,074	2,506,600
Remeasurement	(223,341)	(22,824)	(205,501)	-	(451,666)
Depreciation	(745,866)	(158,612)	(370,837)	(490,171)	(1,765,486)
Balances on December 31, 2024	4,587,122	1,166,143	2,002,527	1,192,268	8,948,060

(i)	The change in the right of use in leases includes net additions of lease incentives, totaling R$ 108 million on December 31, 2025 (R$ 89 million on December 31, 2024).

•	Depreciation rates

Annual %
Commutation/transmission equipment	6.67−20
Fiber optic cables	10
Leased handsets	14.28−50
Infrastructure	4–20
Informatics assets	20
General use assets	10–20
Right-of-use in leases	8−12

In 2025, pursuant to IAS 16, the Company assessed the useful life estimates for their property, plant and equipment, concluding that there were no significant changes or alterations to the circumstances on which the estimates were based that would justify changes to the useful lives currently in use.